UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Prudential Small-Cap Core Equity Fund, Inc. f/k/a Dryden Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	4/30/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2010

Prudential Small-Cap Core Equity Fund, Inc.

(Formerly known as Dryden Small-Cap Core Equity Fund, Inc.)

Fund Type Small cap stock Objective Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden Small-Cap Core Equity Fund, Inc. to the Prudential Small-Cap Core Equity Fund, Inc.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Small-Cap Core Equity Fund, Inc.

Prudential Small-Cap Core Equity Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.26%; Class B, 1.96%; Class C, 1.96%; Class R, 1.71%; Class Z, 0.96%. Net operating expenses: Class A, 1.26%; Class B, 1.96%; Class C, 1.96%; Class R, 1.46%; Class Z, 0.96%, after contractual reduction for Class R through 2/28/2011.

Cumulative Total Returns (Without Sales Charges) as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	25.89%	40.36%	9.46%	72.26%	—
Class B	25.40	39.35	5.52	59.81	—
Class C	25.40	39.35	5.52	59.81	—
Class R	25.80	40.17	N/A	N/A	–18.57% (1/12/07)
Class Z	25.99	40.77	10.94	76.80	—
S&P SmallCap 600 Index	28.14	47.79	33.00	104.67	—
Lipper Average	25.42	47.73	29.92	103.35	—

Average Annual Total Returns (With Sales Charges) as of 3/31/10
	One Year	Five Years	Ten Years	Since Inception
Class A	44.48%	–1.68%	4.65%	—
Class B	46.88	–1.48	4.46	—
Class C	50.88	–1.28	4.46	—
Class R	52.54	N/A	N/A	–7.82% (1/12/07)
Class Z	53.41	–0.29	5.52	—
S&P SmallCap 600 Index	64.00	3.48	6.63	—
Lipper Average	63.07	3.03	6.14	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

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The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P SmallCap 600 Index

The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. It gives a broad look at how small-cap stock prices have performed in the United States. S&P SmallCap 600 Index Closest Month-End to Inception cumulative total return as of 4/30/10 is –0.80% for Class R. S&P SmallCap 600 Index Closest Month-End to Inception average annual total return as of 3/31/10 is –1.98% for Class R.

Lipper Average

The Lipper Average represents returns based on an average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have wide latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/10 is –3.80% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/10 is –2.85% for Class R.

Investors cannot invest directly in an index. The returns for the S&P SmallCap 600 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Prudential Small-Cap Core Equity Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/10
Skyworks Solutions, Inc., Semiconductors & Semiconductor Equipment	1.2%
Tractor Supply Co., Specialty Retail	1.0
Rock-Tenn Co. (Class A Stock), Containers & Packaging	1.0
Cypress Semiconductor Corp., Semiconductors & Semiconductor Equipment	1.0
Polaris Industries, Inc., Leisure Equipment & Products	0.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/10
Real Estate Investment Trusts	6.7%
Healthcare Providers & Services	6.3
Semiconductors & Semiconductor Equipment	6.1
Commercial Banks	5.5
Specialty Retail	5.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009, at the beginning of the period, and held through the six-month period ended April 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Small-Cap Core Equity Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Small-Cap Core Equity Fund, Inc.		Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,258.90	1.26%	$7.06
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

Class B	Actual	$1,000.00	$1,254.00	1.96%	$10.95
	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79

Class C	Actual	$1,000.00	$1,254.00	1.96%	$10.95
	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79

Class R	Actual	$1,000.00	$1,258.00	1.46%	$8.17
	Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30

Class Z	Actual	$1,000.00	$1,259.90	0.96%	$5.38
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2010, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS
CONSUMER DISCRETIONARY 17.0%

Auto Components 0.4%
12,400	Drew Industries, Inc.(a)(b)	$318,060
16,300	Superior Industries International, Inc.	274,818

		592,878

Automobiles 0.4%
32,000	Winnebago Industries, Inc.(a)(b)	532,160

Distributors
2,000	Core-Mark Holding Co., Inc.(b)	61,040

Diversified Consumer Services 1.3%
10,900	Capella Education Co.(b)	987,758
1,500	Hillenbrand, Inc.	36,870
10,000	Pre-Paid Legal Services, Inc.(a)(b)	444,700
21,300	Universal Technical Institute, Inc.(b)	510,348

		1,979,676

Hotels, Restaurants & Leisure 2.8%
1,430	Biglari Holdings, Inc.(a)(b)	559,488
19,700	BJ’s Restaurants, Inc.(b)	475,361
17,300	Cracker Barrel Old Country Store, Inc.	854,101
2,000	DineEquity, Inc.(b)	82,260
20,200	Jack in the Box, Inc.(b)	475,104
6,900	Papa John’s International, Inc.(b)	189,060
10,400	Peet’s Coffee & Tea, Inc.(a)(b)	412,048
6,400	P.F. Chang’s China Bistro, Inc.(b)	279,296
5,200	Red Robin Gourmet Burgers, Inc.(b)	126,932
10,400	Ruby Tuesday, Inc.(b)	116,376
38,200	Texas Roadhouse, Inc.(b)	564,596

		4,134,622

Household Durables 1.6%
5,200	Blyth, Inc.	299,728
19,500	Helen of Troy Ltd.(b)	526,695
10,700	Jarden Corp.	343,684
11,600	Kid Brands, Inc.(b)	115,652
71,100	La-Z-Boy, Inc.(a)(b)	927,144
1,500	National Presto Industries, Inc.	167,955

		2,380,858

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	7

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

CONSUMER DISCRETIONARY (Continued)

Internet & Catalog Retail 0.2%
8,400	HSN, Inc.(b)	$253,092

Leisure Equipment & Products 1.2%
23,400	Polaris Industries, Inc.	1,384,578
6,100	RC2 Corp.(b)	112,057
13,800	Sturm, Ruger & Co., Inc.(a)	230,322

		1,726,957

Media 0.1%
12,300	Live Nation Entertainment, Inc.(a)(b)	192,987

Specialty Retail 5.4%
25,300	Big 5 Sporting Goods Corp.	428,835
4,900	Brown Shoe Co., Inc.	92,120
40,400	Cabela’s, Inc.(a)(b)	733,664
6,100	Cato Corp. (The) (Class A Stock)	144,875
23,000	Children’s Place Retail Stores, Inc. (The)(b)	1,053,860
2,600	Dress Barn, Inc. (The)(b)	71,968
4,100	Genesco, Inc.(b)	136,489
12,000	Group 1 Automotive, Inc.(a)(b)	372,600
17,200	Gymboree Corp.(a)(b)	845,036
2,300	Haverty Furniture Cos., Inc.	37,490
6,900	Jo-Ann Stores, Inc.(b)	304,428
14,000	Jos. A. Bank Clothiers, Inc.(a)(b)	852,040
17,400	Monro Muffler Brake, Inc.(a)	623,964
45,600	Pep Boys-Manny, Moe & Jack (The)	571,368
22,300	Tractor Supply Co.	1,497,891
11,600	Zumiez, Inc.(b)	215,296

		7,981,924

Textiles, Apparel & Luxury Goods 3.6%
42,900	Carter’s, Inc.(b)	1,382,238
8,000	Deckers Outdoor Corp.(b)	1,124,640
28,500	Maidenform Brands, Inc.(b)	650,370
12,200	Oxford Industries, Inc.	263,398
5,800	Perry Ellis International, Inc.(b)	139,954
18,300	Skechers U.S.A., Inc. (Class A Stock)(b)	701,805
5,400	True Religion Apparel, Inc.(b)	168,750
7,100	Unifirst Corp.	346,977
15,800	Wolverine World Wide, Inc.	483,638

		5,261,770

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

CONSUMER STAPLES 3.0%

Beverages 0.1%
2,500	Boston Beer Co., Inc. (Class A Stock)(b)	$142,525

Food & Staples Retailing 0.7%
7,400	Andersons, Inc. (The)	267,436
21,100	Casey’s General Stores, Inc.	815,093

		1,082,529

Food Products 2.0%
8,800	Cal-Maine Foods, Inc.	293,744
18,600	Chiquita Brands International, Inc.(a)(b)	279,744
51,500	Darling International, Inc.(b)	488,735
8,700	Del Monte Foods Co.	129,978
9,200	Diamond Foods, Inc.	392,932
4,400	J&J Snack Foods Corp.	204,996
12,400	Sanderson Farms, Inc.	702,708
10,600	TreeHouse Foods, Inc.(b)	448,274

		2,941,111

Household Products
2,800	Central Garden & Pet Co. (Class A Stock)(b)	28,924

Personal Products 0.1%
3,200	Medifast, Inc.(a)(b)	102,144
2,900	Prestige Brands Holdings, Inc.(b)	28,246
600	USANA Health Sciences, Inc.(b)	21,750

		152,140

Tobacco 0.1%
43,200	Alliance One International, Inc.(a)(b)	219,888
ENERGY 4.9%

Energy Equipment & Services 2.2%
9,400	Bristow Group, Inc.(a)(b)	363,874
13,100	CARBO Ceramics, Inc.	959,575
300	Dril-Quip, Inc.(b)	17,379
9,100	Gulf Island Fabrication, Inc.	218,127
2,800	Lufkin Industries, Inc.	238,364
7,500	Matrix Service Co.(b)	79,725
23,200	Oil States International, Inc.(b)	1,120,792
33,100	Pioneer Drilling Co.(b)	242,954

		3,240,790

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	9

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

ENERGY (Continued)

Oil, Gas & Consumable Fuels 2.7%
3,500	Berry Petroleum Co. (Class A Stock)	$113,295
5,500	Penn Virginia Corp.	140,305
3,800	Petroleum Development Corp.(b)	88,958
37,400	Petroquest Energy, Inc.(b)	221,034
13,900	St. Mary Land & Exploration Co.	559,336
32,300	Stone Energy Corp.(b)	526,490
22,800	Swift Energy Co.(b)	824,904
9,400	Venoco, Inc.(b)	140,060
46,100	World Fuel Services Corp.	1,310,623

		3,925,005
FINANCIALS 17.8%

Capital Markets 0.9%
5,800	Ameriprise Financial, Inc.	268,888
27,500	Labranche & Co., Inc.(b)	135,850
8,600	Piper Jaffray Cos., Inc.(b)	338,496
5,100	Stifel Financial Corp.(b)	292,383
23,200	SWS Group, Inc.	256,824
4,200	TICC Capital Corp.	29,904

		1,322,345

Commercial Banks 5.5%
48,400	Boston Private Financial Holdings, Inc.(a)	383,812
8,800	Columbia Banking System, Inc.(a)	197,824
29,800	Community Bank System, Inc.	735,166
61,500	East West Bancorp, Inc.	1,204,785
7,800	First Commonwealth Financial Corp.	51,090
7,600	First Financial Bancorp	145,236
3,200	First Financial Bankshares, Inc.(a)	171,136
23,100	First Midwest Bancorp, Inc.	351,120
1,000	Hancock Holding Co.	40,880
2,700	Home Bancshares, Inc.	75,924
20,800	Independent Bank Corp.	539,552
29,300	National Penn Bancshares, Inc.	214,476
10,600	NBT Bancorp, Inc.(a)	259,382
7,700	Old National Bancorp	103,257
14,500	Prosperity Bancshares, Inc.	568,690
4,100	S&T Bancorp, Inc.	98,605
19,200	Signature Bank(b)	775,296
600	Simmons First National Corp. (Class A Stock)	16,848

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

FINANCIALS (Continued)

Commercial Banks (cont’d.)
1,600	State Bancorp, Inc.	$15,840
3,700	Sterling Bancorp	39,627
67,700	Susquehanna Bancshares, Inc.	737,930
1,500	Tompkins Financial Corp.	60,930
39,300	Umpqua Holdings Corp.	587,142
2,700	WesBanco, Inc.	52,056
26,200	Whitney Holding Corp.	358,940
3,100	Wilshire Bancorp, Inc.(a)	33,666
6,800	Wintrust Financial Corp.(a)	253,640

		8,072,850

Consumer Finance 1.5%
12,300	Cash America International, Inc.	455,838
12,200	Ezcorp, Inc. (Class A Stock)(b)	252,662
37,600	First Cash Financial Services, Inc.(a)(b)	829,456
17,100	World Acceptance Corp.(a)(b)	603,288

		2,141,244

Diversified Financial Services 0.2%
4,400	Newstar Financial, Inc.(b)	33,704
14,300	PHH Corp.(b)	324,467

		358,171

Insurance 2.0%
7,700	AMERISAFE, Inc.(b)	131,670
31,900	Conseco, Inc.(b)	188,210
31,500	Delphi Financial Group, Inc. (Class A Stock)(a)	866,250
3,200	Infinity Property & Casualty Corp.	147,616
11,300	National Financial Partners Corp.(b)	173,907
14,000	Presidential Life Corp.	164,920
2,200	ProAssurance Corp.(b)	134,090
1,600	RLI Corp.	92,800
18,100	Selective Insurance Group, Inc.	302,451
9,500	StanCorp Financial Group, Inc.	427,120
31,400	Stewart Information Services Corp.	357,332

		2,986,366

Real Estate Investment Trusts 6.7%
26,600	BioMed Realty Trust, Inc.	492,366
4,700	Brandywine Realty Trust	59,878

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	11

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

FINANCIALS (Continued)

Real Estate Investment Trusts (cont’d.)
28,500	Cedar Shopping Centers, Inc.	$226,860
74,500	Colonial Properties Trust(a)	1,174,865
15,452	DiamondRock Hospitality Co.(b)	169,817
25,200	Duke Realty Corp.	340,956
9,700	EastGroup Properties, Inc.	396,536
32,200	Extra Space Storage, Inc.	483,644
4,900	Home Properties, Inc.	243,481
39,600	Inland Real Estate Corp.	373,032
1,200	Invesco Mortgage Capital, Inc.	24,780
6,700	Kilroy Realty Corp.(a)	234,902
24,800	Kite Realty Group Trust	134,416
33,000	LaSalle Hotel Properties	869,550
101,860	Lexington Realty Trust(a)	721,169
27,900	LTC Properties, Inc.	778,410
74,500	Medical Properties Trust, Inc.	748,725
3,800	Mid-America Apartment Communities, Inc.	210,026
18,100	National Retail Properties, Inc.(a)	425,893
25,500	Parkway Properties, Inc.(a)	502,350
1,000	PS Business Parks, Inc.	60,000
7,700	Ramco-Gershenson Properties Trust	95,942
8,200	Resource Capital Corp.	58,302
2,100	Senior Housing Properties Trust	47,208
10,200	Sovran Self Storage, Inc.	376,278
3,700	Sun Communities, Inc.	107,004
14,200	Sunstone Hotel Investors, Inc.(b)	180,766
3,000	Tanger Factory Outlet Centers	124,800
10,100	Urstadt Biddle Properties, Inc. (Class A Stock)	170,286

		9,832,242

Real Estate Management & Development 0.7%
44,900	Forestar Group, Inc.(a)(b)	1,012,046

Thrifts & Mortgage Finance 0.3%
12,900	Brookline Bancorp, Inc.	141,771
6,800	Flushing Financial Corp.	92,548
30,000	Trustco Bank Corp.(a)	199,500

		433,819

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

HEALTHCARE 12.2%

Biotechnology 0.3%
10,600	Alkermes, Inc.(b)	$138,860
15,600	Arqule, Inc.(b)	99,372
6,300	Cubist Pharmaceuticals, Inc.(a)(b)	141,246
1,600	Emergent Biosolutions, Inc.(b)	26,048

		405,526

Healthcare Equipment & Supplies 3.8%
30,200	Align Technology, Inc.(a)(b)	512,796
27,100	American Medical Systems Holdings, Inc.(b)	485,632
18,000	Cantel Medical Corp.	359,280
2,000	CONMED Corp.(b)	44,480
9,700	Cooper Cos., Inc. (The)(a)	377,233
15,600	CryoLife, Inc.(b)	95,316
6,900	Cutera, Inc.(b)	79,764
30,300	Cyberonics, Inc.(b)	591,759
6,100	ev3, Inc.(b)	116,693
7,900	Haemonetics Corp.(b)	457,094
12,900	Integra LifeSciences Holdings Corp.(b)	586,047
31,400	Invacare Corp.	829,902
3,500	Kensey Nash Corp.(b)	79,275
8,200	Merit Medical Systems, Inc.(b)	132,594
10,200	Neogen Corp.(b)	268,158
18,500	Quidel Corp.(a)(b)	272,690
3,900	Somanetics Corp.(b)	78,897
3,000	Vascular Solutions, Inc.(b)	29,700
3,300	West Pharmaceutical Services, Inc.	138,105
600	Young Innovations, Inc.	15,102
1,000	Zoll Medical Corp.(b)	30,550

		5,581,067

Healthcare Providers & Services 6.3%
10,500	Almost Family, Inc.(b)	444,780
14,900	AMERIGROUP Corp.(b)	539,976
11,500	AmSurg Corp.(b)	238,280
41,000	Bio-Reference Labs, Inc.(b)	959,400
17,400	Catalyst Health Solutions, Inc.(b)	736,194
5,400	Chemed Corp.	297,054
9,400	Continucare Corp.(b)	31,490
1,500	Corvel Corp.(b)	49,950
3,800	Coventry Health Care, Inc.(b)	90,212

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	13

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

HEALTHCARE (Continued)

Healthcare Providers & Services (cont’d.)
12,100	Gentiva Health Services, Inc.(b)	$347,028
7,400	Hanger Orthopedic Group, Inc.(b)	137,936
3,100	Health Net, Inc.(b)	68,262
40,800	Healthspring, Inc.(b)	718,080
36,400	Healthways, Inc.(b)	592,956
25,300	inVentiv Health, Inc.(b)	582,659
15,700	IPC The Hospitalist Co., Inc.(b)	487,328
26,600	LHC Group, Inc.(a)(b)	907,060
1,200	Lincare Holdings, Inc.(b)	56,028
12,300	Magellan Health Services, Inc.(b)	519,183
11,100	Medcath Corp.(b)	110,334
6,000	Mednax, Inc.(b)	329,640
8,000	MWI Veterinary Supply, Inc.(a)(b)	335,600
9,600	Odyssey HealthCare, Inc.(a)(b)	199,968
10,600	PharMerica Corp.(b)	204,580
7,000	PSS World Medical, Inc.(a)(b)	164,010
5,800	Res-Care, Inc.(b)	67,512

		9,215,500

Healthcare Technology 0.6%
8,500	Allscripts-Misys Healthcare Solutions, Inc.(a)(b)	171,445
35,100	Eclipsys Corp.(b)	725,868

		897,313

Life Sciences Tools & Services 0.2%
14,700	Bruker Corp.(b)	224,763
14,000	Cambrex Corp.(b)	61,460

		286,223

Pharmaceuticals 1.0%
14,200	Impax Laboratories, Inc.(b)	257,020
7,300	Medicines Co. (The)(b)	53,582
2,900	Obagi Medical Products, Inc.(b)	39,092
24,400	Par Pharmaceutical Cos., Inc.(b)	662,216
33,300	Viropharma, Inc.(b)	423,576

		1,435,486

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

INDUSTRIALS 16.2%

Aerospace & Defense 2.0%
6,000	AAR Corp.(b)	$146,280
1,800	American Science & Engineering, Inc.	135,270
8,100	Ceradyne, Inc.(b)	179,820
24,400	Cubic Corp.	910,364
5,300	Esterline Technologies Corp.(b)	295,634
3,900	Heico Corp.	167,973
2,000	LMI Aerospace, Inc.(b)	34,520
10,500	Orbital Sciences Corp.(b)	192,990
12,700	Teledyne Technologies, Inc.(b)	553,720
4,500	Triumph Group, Inc.	349,020

		2,965,591

Air Freight & Logistics 0.7%
29,600	Forward Air Corp.	829,392
7,400	Hub Group, Inc. (Class A Stock)(b)	236,874

		1,066,266

Airlines 0.3%
30,000	Hawaiian Holdings, Inc.(b)	213,000
13,600	SkyWest, Inc.	203,728

		416,728

Building Products 1.4%
7,800	Aaon, Inc.(a)	188,292
13,100	Gibraltar Industries, Inc.(b)	196,762
1,100	Lennox International, Inc.	49,786
3,200	NCI Building Systems, Inc.(b)	44,096
40,800	Quanex Building Products Corp.	775,200
18,500	Universal Forest Products, Inc.(a)	777,925

		2,032,061

Commercial Services & Supplies 2.1%
12,000	ABM Industries, Inc.	257,880
3,800	American Reprographics Co.(b)	37,962
7,000	ATC Technology Corp.(b)	143,080
17,300	Consolidated Graphics, Inc.(b)	725,043
4,900	Deluxe Corp.	102,753
7,200	Ennis, Inc.	133,128
5,000	G&K Services, Inc. (Class A Stock)	137,450
7,500	Interface, Inc. (Class A Stock)	98,100

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	15

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

INDUSTRIALS (Continued)

Commercial Services & Supplies (cont’d.)
9,800	Sykes Enterprises, Inc.(b)	$222,754
20,400	United Stationers, Inc.(b)	1,248,888

		3,107,038

Construction & Engineering 0.1%
2,100	EMCOR Group, Inc.(b)	59,976
1,700	Insituform Technologies, Inc. (Class A Stock)(b)	40,749

		100,725

Electrical Equipment 2.3%
6,500	II-VI, Inc.(b)	233,090
16,300	A.O. Smith Corp.	841,569
20,900	Acuity Brands, Inc.(a)	944,889
600	AZZ, Inc.	24,372
3,300	Baldor Electric Co.	126,753
2,700	Belden, Inc.	74,142
10,200	Brady Corp. (Class A Stock)	350,472
2,500	EnerSys(b)	64,700
2,400	Generac Holdings, Inc.(b)	36,216
3,500	Polypore International, Inc.(b)	61,985
2,600	Powell Industries, Inc.(b)	87,308
4,700	Regal-Beloit Corp.	297,369
20,700	Vicor Corp.(b)	312,984

		3,455,849

Industrial Conglomerates 0.2%
2,100	Standex International Corp.	50,127
14,000	Tredegar Corp.	238,840

		288,967

Machinery 5.1%
14,600	Actuant Corp. (Class A Stock)(a)	334,778
25,800	Albany International Corp. (Class A Stock)	657,126
9,400	Briggs & Stratton Corp.	223,156
9,500	CIRCOR International, Inc.	327,370
9,900	Clarcor, Inc.	374,418
10,200	EnPro Industries, Inc.(a)(b)	322,116
19,300	Force Protection, Inc.(b)	103,255
25,100	Gardner Denver, Inc.	1,262,279
32,600	John Bean Technologies Corp.	598,862

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

INDUSTRIALS (Continued)

Machinery (cont’d.)
16,000	Mueller Industries, Inc.	$474,400
3,400	NACCO Industries, Inc. (Class A Stock)	295,596
12,600	Robbins & Myers, Inc.	326,466
2,300	Tennant Co.	79,327
20,400	Toro Co. (The)(a)	1,161,576
25,200	Watts Water Technologies, Inc. (Class A Stock)	894,096

		7,434,821

Professional Services 0.8%
12,500	Administaff, Inc.	276,750
18,200	Kelly Services, Inc. (Class A Stock)(b)	292,656
7,200	On Assignment, Inc.(b)	50,616
56,700	SFN Group, Inc.(b)	484,785
8,000	TrueBlue, Inc.(b)	126,320

		1,231,127

Road & Rail 0.4%
600	Amerco, Inc.(b)	37,470
3,900	Dollar Thrifty Automotive Group, Inc.(b)	171,561
18,900	Heartland Express, Inc.	312,606

		521,637

Trading Companies & Distributors 0.8%
13,500	Applied Industrial Technologies, Inc.	415,530
2,100	DXP Enterprises, Inc.(b)	34,839
10,100	Interline Brands, Inc.(b)	210,181
7,500	Watsco, Inc.	444,150

		1,104,700
INFORMATION TECHNOLOGY 18.2%

Communications Equipment 2.7%
103,100	Arris Group, Inc.(b)	1,267,099
1,100	BEL Fuse, Inc. (Class B Stock)	25,762
10,100	Black Box Corp.	315,019
20,400	Blue Coat Systems, Inc.(a)(b)	663,612
1,700	Loral Space & Communications, Inc.(b)	73,202
30,700	Netgear, Inc.(b)	830,742
11,100	Symmetricom, Inc.(b)	73,593
37,000	Tekelec(a)(b)	670,810

		3,919,839

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	17

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY (Continued)

Computers & Peripherals 0.3%
53,300	Adaptec, Inc.(b)	$164,697
25,100	Novatel Wireless, Inc.(b)	171,935
3,100	Stratasys, Inc.(b)	73,904

		410,536

Electronic Equipment & Instruments 4.2%
16,500	Agilysys, Inc.	179,025
35,100	Benchmark Electronics, Inc.(b)	759,564
98,100	Brightpoint, Inc.(b)	793,629
24,300	Checkpoint Systems, Inc.(b)	548,937
10,700	Cognex Corp.	223,737
5,200	CTS Corp.	54,600
6,300	DTS, Inc.(b)	209,412
11,500	Electro Scientific Industries, Inc.(b)	158,355
3,800	Faro Technologies, Inc.(b)	95,798
2,300	Gerber Scientific, Inc.(b)	16,560
23,000	Insight Enterprises, Inc.(b)	345,690
16,000	Keithley Instruments, Inc.	136,160
5,900	Littelfuse, Inc.(b)	249,157
22,700	Mercury Computer Systems, Inc.(b)	291,922
13,200	Park Electrochemical Corp.	398,772
6,900	Plexus Corp.(b)	255,645
6,700	Rogers Corp.(b)	224,249
7,500	ScanSource, Inc.(b)	208,950
31,600	SYNNEX Corp.(a)(b)	866,472
11,100	TTM Technologies, Inc.(b)	120,546

		6,137,180

Internet Software & Services 0.9%
37,700	j2 Global Communications, Inc.(b)	907,816
7,300	Knot, Inc. (The)(b)	59,203
15,800	Perficient, Inc.(b)	197,026
13,100	United Online, Inc.	104,407

		1,268,452

IT Services 1.9%
9,800	CACI International, Inc. (Class A Stock)(a)(b)	464,814
32,300	CSG Systems International, Inc.(a)(b)	733,856
26,800	Cybersource Corp.(b)	688,224
11,800	MAXIMUS, Inc.	730,538

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY (Continued)

IT Services (cont’d.)
3,500	Wright Express Corp.(b)	$118,895

		2,736,327

Semiconductors & Semiconductor Equipment 6.1%
2,300	Actel Corp.(b)	35,696
7,600	Advanced Energy Industries, Inc.(b)	111,872
42,100	Brooks Automation, Inc.(b)	409,212
1,500	Cohu, Inc.	24,225
4,200	Cymer, Inc.(b)	143,430
109,200	Cypress Semiconductor Corp.(a)(b)	1,407,588
14,000	Diodes, Inc.(b)	300,580
4,100	DSP Group, Inc.(b)	33,497
36,300	Exar Corp.(b)	268,257
16,100	Hittite Microwave Corp.(b)	825,608
12,400	Kopin Corp.(b)	52,204
25,400	Micrel, Inc.	296,418
21,800	Microsemi Corp.(b)	361,008
15,700	MKS Instruments, Inc.(b)	356,076
8,600	Pericom Semiconductor Corp.(b)	100,448
18,500	RF Micro Devices, Inc.(b)	103,970
17,500	Rudolph Technologies, Inc.(b)	166,775
21,900	Sigma Designs, Inc.(a)(b)	259,734
2,400	Silicon Laboratories, Inc.(b)	116,040
104,900	Skyworks Solutions, Inc.(b)	1,766,516
8,200	Standard Microsystems Corp.(b)	210,576
95,900	TriQuint Semiconductor, Inc.(b)	723,086
4,300	Varian Semiconductor Equipment Associates, Inc.(b)	141,642
18,400	Veeco Instruments, Inc.(b)	809,416

		9,023,874

Software 2.1%
12,700	Blackbaud, Inc.(a)	292,735
10,800	CommVault Systems, Inc.(a)(b)	226,260
2,100	Concur Technologies, Inc.(a)(b)	88,011
24,800	Epicor Software Corp.(b)	227,664
4,200	Interactive Intelligence, Inc.(b)	83,034
14,717	JDA Software Group, Inc.(b)	425,321
8,300	Manhattan Associates, Inc.(b)	237,878
1,500	Pegasystems, Inc.	47,505
23,800	Progress Software Corp.(b)	767,550

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	19

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY (Continued)

Software (cont’d.)
20,500	Radiant Systems, Inc.(b)	$288,435
13,300	Smith Micro Software, Inc.(b)	126,217
18,500	THQ, Inc.(b)	140,600
11,000	Tyler Technologies, Inc.(a)(b)	187,440

		3,138,650
MATERIALS 5.1%

Chemicals 2.5%
31,000	A. Schulman, Inc.(a)	806,310
25,700	Calgon Carbon Corp.(a)(b)	398,350
31,400	H.B. Fuller Co.	736,330
900	NewMarket Corp.	99,000
21,500	OM Group, Inc.(b)	811,625
12,100	PolyOne Corp.(b)	136,851
2,000	Quaker Chemical Corp.	62,940
8,000	Stepan Co.(a)	606,000
1,800	Zep, Inc.	33,192

		3,690,598

Construction Materials 0.3%
8,800	Eagle Materials, Inc.	280,456
25,000	Headwaters, Inc.(b)	150,000

		430,456

Containers & Packaging 1.0%
6,300	Myers Industries, Inc.	68,418
27,400	Rock-Tenn Co. (Class A Stock)	1,413,840

		1,482,258

Metals & Mining 0.7%
5,000	A.M. Castle & Co.(b)	68,600
9,400	AMCOL International Corp.	270,156
14,700	Brush Engineered Materials, Inc.(b)	437,031
16,800	Century Aluminum Co.(b)	226,464
600	Schnitzer Steel Industries, Inc. (Class A Stock)	32,400

		1,034,651

Paper & Forest Products 0.6%
20,400	Buckeye Technologies, Inc.(b)	288,048

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

MATERIALS (Continued)

Paper & Forest Products (cont’d.)
2,800	Clearwater Paper Corp.(b)	$178,304
7,300	Neenah Paper, Inc.	127,750
2,100	Schweitzer-Mauduit International, Inc.	119,532
10,800	Wausau Paper Corp.(b)	95,580

		809,214
TELECOMMUNICATION SERVICES 0.4%

Wireless Telecommunication Services
15,800	NTELOS Holdings Corp.(a)	310,154
26,700	USA Mobility, Inc.(a)	372,198

		682,352
UTILITIES 2.6%

Electric Utilities 0.7%
8,800	Central Vermont Public Service Corp.	191,928
14,500	El Paso Electric Co.(a)(b)	308,125
18,100	Unisource Energy Corp.	603,092

		1,103,145

Gas Utilities 1.0%
15,500	Laclede Group, Inc. (The)	528,240
12,900	New Jersey Resources Corp.	486,717
3,300	Piedmont Natural Gas Co., Inc.	90,750
12,000	Southwest Gas Corp.	373,200

		1,478,907

Multi-Utilities 0.6%
36,800	Avista Corp.	795,984
2,600	CMS Energy Corp.	42,276
2,500	Northwestern Corp.(a)	75,550

		913,810

Water Utilities 0.3%
12,300	American States Water Co.	459,036

	Total long-term investments (cost $92,451,353)	143,255,869

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	21

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 19.5%

U.S. Government Security 0.2%
$ 400	United States Treasury Bill 0.120%, 6/17/2010(e)(f) (cost $399,919)	$399,925

Shares

Affiliated Money Market Mutual Fund 19.3%
28,373,653	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $28,373,653; includes $28,084,611 of cash collateral received for securities on loan)(Note 3)(c)(d)	28,373,653

	Total short-term investments (cost $28,773,572)	28,773,578

	Total Investments 116.9% (cost $121,224,925; Note 5)	172,029,447
	Liabilities in excess of other assets(g) (16.9%)	(24,884,737)

	Net Assets 100.0%	$147,144,710

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $26,152,615; cash collateral of $28,084,611 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	All or portion of security segregated as collateral for financial futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Includes net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation
	Long Position:
50	Russell 2000 Mini Index Futures	Jun. 2010	$3,565,014	$3,577,500	$12,486

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$143,255,869	$—	$—
U.S. Government Security	—	399,925	—
Affiliated Money Market Mutual Fund	28,373,653	—	—
Other Financial Instruments*
Futures	12,486	—	—

Total	$171,642,008	$399,925	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	23

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The sector classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (including 19.1% of collateral received for securities on loan)	19.3%
Information Technology	18.2
Financials	17.8
Consumer Discretionary	17.0
Industrials	16.2
Healthcare	12.2
Materials	5.1
Energy	4.9
Consumer Staples	3.0
Utilities	2.6
Telecommunication Services	0.4
U.S. Government Security	0.2

116.9
Liabilities in excess of other assets	(16.9)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker—variation margin	$12,486	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$588,286

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$107,560

For the six months ended April 30, 2010, the Fund’s average value at trade date for futures long position was $3,392,031.

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	25

Statement of Assets and Liabilities

as of April 30, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $26,152,615:
Unaffiliated investments (cost $92,851,272)	$143,655,794
Affiliated investments (cost $28,373,653)	28,373,653
Cash	1,621
Receivable for investments sold	12,216,611
Receivable for Fund shares sold	233,563
Dividends and interest receivable	65,760
Prepaid expenses	1,059

Total assets	184,548,061

Liabilities
Payable to broker for collateral for securities on loan	28,084,611
Payable for investments purchased	8,618,871
Payable for Fund shares reacquired	359,742
Accrued expenses	118,973
Due to broker—variation margin	109,500
Management fee payable	73,434
Distribution fee payable	27,990
Affiliated transfer agent fee payable	8,647
Deferred directors’ fees	1,583

Total liabilities	37,403,351

Net Assets	$147,144,710

Net assets were comprised of:
Common stock, at par	$9,034
Paid-in capital in excess of par	170,482,742

170,491,776
Distributions in excess of net investment income	(95,115)
Accumulated net realized loss on investment transactions	(74,068,959)
Net unrealized appreciation on investments	50,817,008

Net assets, April 30, 2010	$147,144,710

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Class A
Net asset value, offering price and redemption price per share ($56,405,181 ÷ 3,472,779 shares of common stock issued and outstanding)	$16.24
Maximum sales charge (5.50% of offering price)	.95

Maximum offering price to public	$17.19

Class B
Net asset value, offering price and redemption price per share ($4,373,401 ÷ 293,180 shares of common stock issued and outstanding)	$14.92

Class C
Net asset value, offering price and redemption price per share ($12,473,906 ÷ 836,243 shares of common stock issued and outstanding)	$14.92

Class R
Net asset value, offering price and redemption price per share ($393,218 ÷ 24,290 shares of common stock issued and outstanding)	$16.19

Class Z
Net asset value, offering price and redemption price per share ($73,499,004 ÷ 4,407,838 shares of common stock issued and outstanding)	$16.67

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	27

Statement of Operations

Six Months Ended April 30, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes)	$727,285
Affiliated income from securities loaned, net	28,499
Affiliated dividend income	2,205
Unaffiliated interest income	428

Total income	758,417

Expenses
Management fee	427,857
Distribution fee—Class A	79,247
Distribution fee—Class B	20,948
Distribution fee—Class C	62,994
Distribution fee—Class R	763
Transfer agent’s fees and expenses (including affiliated expenses of $23,400) (Note 3)	117,000
Custodian’s fees and expenses	38,000
Registration fees	33,000
Reports to shareholders	26,000
Legal fees and expenses	12,000
Audit fee	11,000
Directors’ fees	9,000
Insurance	2,000
Loan interest expense (Note 7)	340
Miscellaneous	5,667

Total expenses	845,816

Net investment loss	(87,399)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	12,017,542
Futures transactions	588,286

12,605,828

Net change in unrealized appreciation (depreciation) on:
Investments	20,483,831
Futures	107,560

20,591,391

Net gain on investments	33,197,219

Net Increase In Net Assets Resulting From Operations	$33,109,820

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(87,399)	$435,684
Net realized gain (loss) on investment transactions	12,605,828	(65,767,882)
Net change in unrealized appreciation (depreciation) on investments	20,591,391	61,926,819

Net increase (decrease) in net assets resulting from operations	33,109,820	(3,405,379)

Dividends from net investment income (Note 1)
Class A	—	(370,244)
Class B	—	—
Class C	—	—
Class R	—	(631)
Class Z	(48,682)	(960,101)

	(48,682)	(1,330,976)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	16,637,501	62,232,527
Net asset value of shares issued in reinvestment of dividends	30,038	966,889
Cost of shares reacquired	(43,932,339)	(88,372,608)

Net decrease in net assets from Fund share transactions	(27,264,800)	(25,173,192)

Total increase (decrease)	5,796,338	(29,909,547)

Net Assets
Beginning of period	141,348,372	171,257,919

End of period(a)	$147,144,710	$141,348,372

(a) Includes undistributed net investment income of:	$—	$40,966

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	29

Notes to Financial Statements

(Unaudited)

Prudential Small-Cap Core Equity Fund, Inc. (formerly Dryden Small-Cap Core Equity Fund, Inc.) (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. Investment operations commenced on November 10, 1997.

The Fund’s investment objective is to seek long-term capital appreciation. It invests primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the

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size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities

Prudential Small-Cap Core Equity Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it received $8,757 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2010. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2010, it received $975, $6,957 and $928 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

Prudential Small-Cap Core Equity Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”) an affiliate of Pl through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2010, the Fund incurred approximately $69,000 in total networking fees, of which $5,800 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2010, PIM has been compensated approximately $10,500 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Fund”), a portfolio of the Prudential Investment Portfolios 2. The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2010 were $53,627,687 and $81,034,435, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of April 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$121,559,830	$50,773,338	$(303,721)	$50,469,617

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

As of October 31, 2009, the Fund had a capital loss carryforward for tax purposes of approximately $86,548,000 of which $19,502,000 expires in 2016 and $67,046,000 expires in 2017. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Prudential Small-Cap Core Equity Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

There are 2 billion shares of common stock, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500 million for Class A, B and C, 300 million for Class R and 200 million for Class Z authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2010:
Shares sold	272,684	$3,923,258
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(629,082)	(9,124,594)

Net increase (decrease) in shares outstanding before conversion	(356,398)	(5,201,336)
Shares issued upon conversion from Class B	11,699	165,639

Net increase (decrease) in shares outstanding	(344,699)	$(5,035,697)

Year ended October 31, 2009:
Shares sold	750,652	$8,676,776
Shares issued in reinvestment of dividends	29,856	339,765
Shares reacquired	(1,285,831)	(15,171,593)

Net increase (decrease) in shares outstanding before conversion	(505,323)	(6,155,052)
Shares issued upon conversion from Class B	91,654	1,051,743

Net increase (decrease) in shares outstanding	(413,669)	$(5,103,309)

Class B
Six months ended April 30, 2010:
Shares sold	8,210	$113,225
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(52,830)	(699,187)

Net increase (decrease) in shares outstanding before conversion	(44,620)	(585,962)
Shares reacquired upon conversion into Class A	(12,706)	(165,639)

Net increase (decrease) in shares outstanding	(57,326)	$(751,601)

Year ended October 31, 2009:
Shares sold	34,967	$372,092
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(92,666)	(992,022)

Net increase (decrease) in shares outstanding before conversion	(57,699)	(619,930)
Shares reacquired upon conversion into Class A	(99,095)	(1,051,743)

Net increase (decrease) in shares outstanding	(156,794)	$(1,671,673)

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Class C	Shares	Amount
Six months ended April 30, 2010:
Shares sold	43,470	$578,651
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(322,735)	(4,253,732)

Net increase (decrease) in shares outstanding	(279,265)	$(3,675,081)

Year ended October 31, 2009:
Shares sold	215,228	$2,341,860
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(664,190)	(7,278,964)

Net increase (decrease) in shares outstanding	(448,962)	$(4,937,104)

Class R
Six months ended April 30, 2010:
Shares sold	10,217	$155,769
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(7,577)	(102,862)

Net increase (decrease) in shares outstanding	2,640	$52,907

Year ended October 31, 2009:
Shares sold	11,166	$129,312
Shares issued in reinvestment of dividends	55	631
Shares reacquired	(3,481)	(40,791)

Net increase (decrease) in shares outstanding	7,740	$89,152

Class Z
Six months ended April 30, 2010:
Shares sold	796,675	$11,866,598
Shares issued in reinvestment of dividends	2,201	30,038
Shares reacquired	(2,009,390)	(29,751,964)

Net increase (decrease) in shares outstanding	(1,210,514)	$(17,855,328)

Year ended October 31, 2009:
Shares sold	4,290,421	$50,712,487
Shares issued in reinvestment of dividends	53,822	626,493
Shares reacquired	(5,220,258)	(64,889,238)

Net increase (decrease) in shares outstanding	(876,015)	$(13,550,258)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds

Prudential Small-Cap Core Equity Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund utilized the SCA during the six months ended April 30, 2010. The average daily balance for the 5 days the Fund had loans outstanding during the reporting period was approximately $1,761,200 at a weighted average interest rate of 1.389%.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

(Unaudited)

APRIL 30, 2010	SEMIANNUAL REPORT

Prudential Small-Cap Core Equity Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.90

Income (loss) from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment transactions	3.35

Total from investment operations	3.34

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$16.24

Total Return(b):	25.89%
Ratios/Supplemental Data:
Net assets, end of period (000)	$56,405
Average net assets (000)	$53,261
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.26	%(e)
Expenses, excluding distribution and service (12b-1) fees	.96	%(e)
Net investment income (loss)	(.19	)%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	39	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 28, 2008.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

$13.35	$21.11	$19.40	$16.82	$14.55

.02	.07	(.04)	(.03)	(.05)
(.38)	(7.83)	1.75	2.61	2.32

(.36)	(7.76)	1.71	2.58	2.27

(.09)	—	—	—	—

$12.90	$13.35	$21.11	$19.40	$16.82

(2.63)%	(36.76)%	8.81%	15.34%	15.60%

$49,263	$56,499	$112,103	$102,497	$88,163
$48,720	$81,222	$109,888	$100,311	$64,984

1.25%	1.11%	1.15%	1.17%	1.40%
.95%	.83%	.90%	.92%	1.15%
.21%	.39%	(.18)%	(.15)%	(.32)%

125%	129%	139%	93%	90%

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	41

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.89

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	3.09

Total from investment operations	3.03

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$14.92

Total Return(b):	25.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,374
Average net assets (000)	$4,224
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.96	%(d)
Expenses, excluding distribution and service (12b-1) fees	.96	%(d)
Net investment loss	(.89	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

$12.30	$19.58	$18.13	$15.84	$13.80

(.05)	(.05)	(.18)	(.16)	(.16)
(.36)	(7.23)	1.63	2.45	2.20

(.41)	(7.28)	1.45	2.29	2.04

—	—	—	—	—

$11.89	$12.30	$19.58	$18.13	$15.84

(3.33)%	(37.18)%	8.00%	14.46%	14.78%

$4,169	$6,238	$14,209	$16,156	$18,937
$4,552	$10,254	$15,317	$17,752	$29,025

1.95%	1.83%	1.90%	1.92%	2.15%
.95%	.83%	.90%	.92%	1.15%
(.44)%	(.32)%	(.93)%	(.92)%	(1.10)%

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	43

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.89

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	3.09

Total from investment operations	3.03

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$14.92

Total Return(b):	25.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,474
Average net assets (000)	$12,700
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.96	%(d)
Expenses, excluding distribution and service (12b-1) fees	.96	%(d)
Net investment loss	(.89	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

$12.30	$19.58	$18.13	$15.84	$13.80

(.05)	(.05)	(.18)	(.16)	(.17)
(.36)	(7.23)	1.63	2.45	2.21

(.41)	(7.28)	1.45	2.29	2.04

—	—	—	—	—

$11.89	$12.30	$19.58	$18.13	$15.84

(3.33)%	(37.18)%	8.00%	14.46%	14.78%

$13,266	$19,239	$29,975	$18,647	$12,056
$15,088	$26,165	$23,977	$16,024	$10,575

1.95%	1.83%	1.90%	1.92%	2.15%
.95%	.83%	.90%	.92%	1.15%
(.46)%	(.32)%	(.93)%	(.89)%	(1.11)%

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	45

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.87

Income (loss) from investment operations:
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investment transactions	3.35

Total from investment operations	3.32

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$16.19

Total Return(c):	25.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$393
Average net assets (000)	$308
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.46	%(f)
Expenses, excluding distribution and service (12b-1) fees	.96	%(f)
Net investment income (loss)	(.40	)%(f)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class R
Year Ended October 31,		January 12, 2007(a) through October 31, 2007(b)
2009(b)	2008(b)

$13.30	$21.06	$19.96

(.01)	.04	(.08)
(.38)	(7.80)	1.18

(.39)	(7.76)	1.10

(.04)	—	—

$12.87	$13.30	$21.06

(2.86)%	(36.85)%	5.51%

$279	$185	$3
$208	$161	$2

1.45%	1.33%	1.40	%(f)
.95%	.83%	.90	%(f)
(.09)%	.20%	(.49	)%(f)

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	47

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.24

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	3.43

Total from investment operations	3.44

Less Dividends:
Dividends from net investment income	(.01)

Net asset value, end of period	$16.67

Total Return(b):	25.99%
Ratios/Supplemental Data:
Net assets, end of period (000)	$73,499
Average net assets (000)	$73,290
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.96	%(d)
Expenses, excluding distribution and service (12b-1) fees	.96	%(d)
Net investment income (loss)	.11	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class Z
Year Ended October 31,
2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

$13.72	$21.62	$19.82	$17.14	$14.79

.06	.13	.01	.02	(.02)
(.40)	(8.03)	1.79	2.66	2.37

(.34)	(7.90)	1.80	2.68	2.35

(.14)	—	—	—	—

$13.24	$13.72	$21.62	$19.82	$17.14

(2.32)%	(36.54)%	9.08%	15.64%	15.89%

$74,371	$89,097	$68,624	$13,011	$7,212
$82,935	$107,017	$33,067	$9,637	$6,394

.95%	.83%	.90%	.92%	1.15%
.95%	.83%	.90%	.92%	1.15%
.51%	.69%	.05%	.13%	(.09)%

See Notes to Financial Statements.

Prudential Small-Cap Core Equity Fund, Inc.	49

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of the Fund. All directors, with the exception of Mr. Benjamin, served as directors to the Fund prior to the shareholder meeting.

Director	For	Withheld
Kevin J. Bannon	7,138,381.912	116,130.681

Linda W. Bynoe	7,131,035.917	123,476.676

Michael S. Hyland	7,136,555.891	117,956.702

Douglas H. McCorkindale	7,133,233.540	121,279.053

Stephen P. Munn	7,138,644.830	115,867.763

Richard A. Redeker	7,139,297.630	115,214.963

Robin B. Smith	7,134,630.378	119,882.215

Stephen G. Stoneburn	1,138,944.952	115,567.641

Judy A. Rice	7,134,912.822	119,599.771

Scott E. Benjamin	7,138,201.157	116,311.436

50	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Small-Cap Core Equity Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PQVAX	PQVBX	PQVCX	DCERX	PSQZX
CUSIP	74441D103	74441D202	74441D301	74441D400	74441D509

MF176E2    0181253-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Small-Cap Core Equity Fund, Inc.

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date:	June 24, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 24, 2010